Annual Total Returns[BarChart] - Nationwide NYSE Arca Tech 100 Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.94%)	20.03%	34.42%	14.57%	(1.19%)	11.44%	31.27%	0.64%	33.67%	24.29%